Annual Total Returns - Franklin Income VIP Fund [BarChart] - FTVIP Class 2-66 - Franklin Income VIP Fund - Class 2	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	12.67%
Annual Return 2011	2.38%
Annual Return 2012	12.65%
Annual Return 2013	13.94%
Annual Return 2014	4.62%
Annual Return 2015	(7.05%)
Annual Return 2016	14.02%
Annual Return 2017	9.67%
Annual Return 2018	(4.30%)
Annual Return 2019	16.06%